SUPPLEMENTAL CASH FLOW DISCLOSURE - Schedule of change in non-cash working capital items (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Mar. 31, 2021
Statement of cash flows [abstract]
Inventories	$ (7,587,116)	$ (26,755,516)
Accounts receivable	(25,395,951)	323,840
Prepaid expenses	(706,031)	218,194
Trade and other payables	10,472,713	5,467,810
Net change in non-cash working capital items	(23,216,385)	(20,745,672)
Payables, acquisition of intangible assets	665,590	761,293	$ 4,757,926	$ 554,310
Payables, acquisition of property, plant and equipment	$ 11,966,566	$ 7,922,816	$ 16,229,912	$ 8,797,575